Subsequent Events - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Subsequent Event [Line Items]
Redeemable preferred stock, shares issued	28,990,000	28,990,000
Subsequent event date	Apr. 20, 2011
Subsequent event description	On April 20, 2011, as part of funding for partial redemption of the Series 10 redeemable preferred stock and the Series 11 redeemable convertible preferred stock, the Group issued 11,100,000 shares of the Series 12 non-voting redeemable preferred stock.
Subsequent Event | Series 12
Subsequent Event [Line Items]
Redeemable preferred stock, shares issued	11,100,000